Note 5 - Leases	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Lessee, Operating Leases [Text Block]
5.	Leases

The Company has operating leases for corporate offices, copiers, and certain equipment. Its leases have remaining lease terms of 1 year to 15 years, some of which may include options to extend the leases for up to 15 years, and some of which may include options to terminate the leases within 1 year. The Company evaluates renewal terms on a lease by lease basis to determine if the renewal is reasonably certain. The amount of operating lease expense recorded in the statement of earnings for the twelve months ended December 31, 2023 was $53,906 (2022 - $49,544).

Other information related to leases was as follows (in thousands, except lease term and discount rate):

Supplemental Cash Flows Information, twelve months ended December 31	2023

Cash paid for amounts included in the measurement of operating lease liabilities	$48,690
Right-of-use assets obtained in exchange for operating lease obligation	$64,240

Weighted Average Remaining Operating Lease Term (years)	6
Weighted Average Discount Rate	5.4%

Future minimum operating lease payments under non-cancellable leases as of December 31, 2023 were as follows:

2024	$56,460
2025	55,997
2026	45,963
2027	32,554
2028	24,096
Thereafter	63,541
Total future minimum lease payments	278,611
Less imputed interest	(43,790)
Total	234,821